UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bloom Tree Partners, LLC

Address:  101 Park Avenue, 33rd Floor
          New York, New York 10178

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alok Agrawal
Title:  Managing Member
Phone:  (212) 984-2478


Signature, Place and Date of Signing:

 /s/  Alok Agrawal           New York, New York           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $ 199,720
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number              Name

(1)              028-XXXXX                         Bloom Tree Fund, LP


                                                    FORM 13F INFORMATION TABLE
                                                      BLOOM TREE PARTNERS, LLC
                                                        December 31, 2012


COLUMN 1                        COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                           VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (X1000)   PRN AMT PRN CALL   DISCRETION  MANGRS     SOLE  SHARED NONE
--------------                 ---------          ------      --------  -----------------  ----------- -------    ----- ------------

ABERCROMBIE & FITCH CO          CL A               002896207    3,305     68,904 SH         SOLE         NONE        68,904
ABERCROMBIE & FITCH CO          CL A               002896207    3,523     73,451 SH         DEFINED      (1)         73,451
AEROPOSTALE                     COM                007865108    4,570    351,300     PUT    SOLE         NONE       351,300
AEROPOSTALE                     COM                007865108    4,870    374,400     PUT    DEFINED      (1)        374,400
ALTISOURCE RESIDENTIAL CORP     CL B               02153W100    1,340     84,650 SH         SOLE         NONE        84,650
ALTISOURCE RESIDENTIAL CORP     CL B               02153W100    1,428     90,174 SH         DEFINED      (1)         90,174
AMERICAN INTL GROUP INC         COM NEW            026874784    3,824    108,350 SH         SOLE         NONE       108,350
AMERICAN INTL GROUP INC         COM NEW            026874784    4,077    115,518 SH         DEFINED      (1)        115,518
BERKSHIRE HATHAWAY INC DEL      CL B NEW           084670702    4,233     47,193 SH         SOLE         NONE        47,193
BERKSHIRE HATHAWAY INC DEL      CL B NEW           084670702    4,513     50,314 SH         DEFINED      (1)         50,314
CBS CORP NEW                    CL B               124857202    5,255    138,098 SH         SOLE         NONE       138,098
CBS CORP NEW                    CL B               124857202    5,602    147,228 SH         DEFINED      (1)        147,228
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH    167250109    6,570    141,739 SH         SOLE         NONE       141,739
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH    167250109    7,003    151,090 SH         DEFINED      (1)        151,090
CIGNA CORPORATION               COM                125509109    3,821     71,474 SH         SOLE         NONE        71,474
CIGNA CORPORATION               COM                125509109    4,074     76,208 SH         DEFINED      (1)         76,208
EBAY INC                        COM                278642103    3,281     64,343 SH         SOLE         NONE        64,343
EBAY INC                        COM                278642103    3,498     68,598 SH         DEFINED      (1)         68,598
FIRST SOLAR INC                 COM                336433107    2,092     67,788 SH         SOLE         NONE        67,788
FIRST SOLAR INC                 COM                336433107    2,228     72,212 SH         DEFINED      (1)         72,212
GENPACT LIMITED                 SHS                G3922B107    5,111    329,754 SH         SOLE         NONE       329,754
GENPACT LIMITED                 SHS                G3922B107    5,449    351,527 SH         DEFINED      (1)        351,527
GOOGLE INC                      CL A               38259P508    5,240      7,407 SH         SOLE         NONE         7,407
GOOGLE INC                      CL A               38259P508    5,585      7,896 SH         DEFINED      (1)          7,896
GREEN MTN COFFEE ROASTERS IN    COM                393122106    1,680     40,642 SH         SOLE         NONE        40,642
GREEN MTN COFFEE ROASTERS IN    COM                393122106    1,791     43,313 SH         DEFINED      (1)         43,313
HCA HOLDINGS INC                COM                40412C101    5,671    187,955 SH         SOLE         NONE       187,955
HCA HOLDINGS INC                COM                40412C101    6,045    200,369 SH         DEFINED      (1)        200,369
KKR FINANCIAL HLDGS LLC         COM                48248A306    3,179    301,028 SH         SOLE         NONE       301,028
KKR FINANCIAL HLDGS LLC         COM                48248A306    3,389    320,941 SH         DEFINED      (1)        320,941
LIBERTY GLOBAL INC              COM SER A          530555101    4,554     72,339 SH         SOLE         NONE        72,339
LIBERTY GLOBAL INC              COM SER A          530555101    4,855     77,119 SH         DEFINED      (1)         77,119
LORAL SPACE & COMMUNICATNS I    COM                543881106    2,028     37,114 SH         SOLE         NONE        37,114
LORAL SPACE & COMMUNICATNS I    COM                543881106    2,163     39,564 SH         DEFINED      (1)         39,564
OCWEN FINL CORP                 COM NEW            675746309    5,110    147,745 SH         SOLE         NONE       147,745
OCWEN FINL CORP                 COM NEW            675746309    5,448    157,499 SH         DEFINED      (1)        157,499
PACTERA TECHNOLOGY INTL LTD     SPONSORED ADR      695255109    2,357    296,879 SH         SOLE         NONE       296,879
PACTERA TECHNOLOGY INTL LTD     SPONSORED ADR      695255109    2,513    316,448 SH         DEFINED      (1)        316,448
QUESTCOR PHARMACEUTICALS INC    COM                74835Y101    2,080     77,855 SH         SOLE         NONE        77,855
QUESTCOR PHARMACEUTICALS INC    COM                74835Y101    2,219     83,043 SH         DEFINED      (1)         83,043
REGIONS FINL CORP NEW           COM                7591EP100    3,127    438,512 SH         SOLE         NONE       438,512
REGIONS FINL CORP NEW           COM                7591EP100    3,333    467,504 SH         DEFINED      (1)        467,504
RYMAN HOSPITALITY PPTYS INC     COM                78377T107    3,699     96,170 SH         SOLE         NONE        96,170
RYMAN HOSPITALITY PPTYS INC     COM                78377T107    3,940    102,447 SH         DEFINED      (1)        102,447
UNISYS CORP                     COM NEW            909214306    2,152    124,385 SH         SOLE         NONE       124,385
UNISYS CORP                     COM NEW            909214306    2,294    132,609 SH         DEFINED      (1)        132,609
VALERO ENERGY CORP NEW          COM                91913Y100    2,583     75,712 SH         SOLE         NONE        75,712
VALERO ENERGY CORP NEW          COM                91913Y100    2,754     80,718 SH         DEFINED      (1)         80,718
WESTLAKE CHEM CORP              COM                960413102    3,230     40,731 SH         SOLE         NONE        40,731
WESTLAKE CHEM CORP              COM                960413102    3,443     43,417 SH         DEFINED      (1)         43,417
WUXI PHARMATECH CAYMAN INC      SPONS ADR SHS      929352102    2,170    137,754 SH         SOLE         NONE       137,754
WUXI PHARMATECH CAYMAN INC      SPONS ADR SHS      929352102    2,313    146,854 SH         DEFINED      (1)        146,854
51JOB INC                       SP ADR REP COM     316827104    4,408     94,293 SH         SOLE         NONE        94,293
51JOB INC                       SP ADR REP COM     316827104    4,699    100,507 SH         DEFINED      (1)        100,507


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